Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000065485
Average Annual Return [Line Items]
Line Graph and Table Measure Name	EBND
C000088912
Average Annual Return [Line Items]
Line Graph and Table Measure Name	IBND
C000051964
Average Annual Return [Line Items]
Line Graph and Table Measure Name	BWX
C000069669
Average Annual Return [Line Items]
Line Graph and Table Measure Name	BWZ
C000051965
Average Annual Return [Line Items]
Line Graph and Table Measure Name	WIP
Without Sales Load [Member] | C000065485
Average Annual Return [Line Items]
Average Annual Return, Percent	15.12%	(0.41%)	2.55%
Without Sales Load [Member] | C000088912
Average Annual Return [Line Items]
Average Annual Return, Percent	15.78%	(1.65%)	1.45%
Without Sales Load [Member] | C000051964
Average Annual Return [Line Items]
Average Annual Return, Percent	7.86%	(4.83%)	(0.16%)
Without Sales Load [Member] | C000069669
Average Annual Return [Line Items]
Average Annual Return, Percent	10.42%	(2.16%)	0.12%
Without Sales Load [Member] | C000051965
Average Annual Return [Line Items]
Average Annual Return, Percent	14.88%	(1.49%)	1.84%
SPDR ETFs Index: Bloomberg Global Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index
Average Annual Return, Percent	8.17%	(2.15%)	1.26%
SPDR ETFs Index: Bloomberg Global Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index
Average Annual Return, Percent	8.17%	(2.15%)	1.26%
SPDR ETFs Index: Bloomberg Global Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index
Average Annual Return, Percent	8.17%	(2.15%)	1.26%
SPDR ETFs Index: Bloomberg Global Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index
Average Annual Return, Percent	8.17%	(2.15%)	1.26%
SPDR ETFs Index: Bloomberg Global Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index
Average Annual Return, Percent	8.17%	(2.15%)	1.26%
SPDR ETFs Index: Bloomberg EM Local Currency Government Diversified Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg EM Local Currency Government Diversified Index
Average Annual Return, Percent	15.91%	(0.20%)	3.02%
SPDR ETFs Index: Bloomberg Global Aggregate ex-USD >$1B: Corporate Bond Index (
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate ex-USD >$1B: Corporate Bond Index
Average Annual Return, Percent	16.21%	(1.23%)	1.92%
SPDR ETFs Index: Bloomberg Global Treasury Ex-US Capped Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Treasury Ex-US Capped Index
Average Annual Return, Percent	8.20%	(4.48%)	0.26%
SPDR ETFs Index: Bloomberg 1-3 Year Global Treasury ex-U.S. Capped Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-3 Year Global Treasury ex-U.S. Capped Index
Average Annual Return, Percent	10.79%	(1.75%)	0.55%
SPDR ETFs Index: FTSE International Inflation-Linked Securities Select Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE International Inflation-Linked Securities Select Index
Average Annual Return, Percent	15.46%	(0.87%)	2.44%